Pension Liability - Schedule of Information on the Pension Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of information on the pension plan [Abstract]
Service cost	$ 53,920	$ 39,667	$ 25,206
Interest cost	14,416	2,743	2,992
Expected return on assets	(14,767)	(12,196)	(4,249)
Effect of settlement, curtailment, plan amendment		(72,600)	(5,810)
Actuarial loss outside corridor recognized		3,091
Past service cost recognized in year	3,031	2,855
Administrative expenses	2,926	2,298	1,946
Net periodic pension cost	$ 59,525	$ (34,142)	$ 20,085